UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-CSR CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21199
                                                                   811-21298

Name of Fund: WCMA Treasury Fund
                           Master Treasury LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, WCMA Treasury
Fund and Master Treasury LLC, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing
address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 221-7210

Date of fiscal year end: 03/31/2008

Date of reporting period: 04/01/2007 – 03/31/2008

Item 1 – Report to Stockholders

Annual Report

March 31, 2008

WCMA Treasury Fund

2 WCMA TREASURY FUND

MARCH 31, 2008

A Letter to Shareholders

Dear Shareholder

Financial markets endured severe bouts of volatility during the reporting period, particularly as the calendar turned to

2008. It was then that fears of an economic recession swelled and credit market strains intensified, producing calamity in the financial system and, ultimately, the demise of major Wall Street firm Bear Stearns.

The Federal Reserve Board (the “Fed”), after cutting the target federal funds rate 100 basis points (1%) between

September 2007 and year-end, stepped up its efforts to support the ailing financial sector in the first three months of

2008. The central bank cut interest rates 125 basis points in January alone, and followed with another 75-basis-point cut on March 18, bringing the target rate to 2.25% . In an unprecedented move, the Fed also extended its financing operations directly to broker/dealers and assisted JPMorgan in its buyout of ill-fated Bear Stearns.

Against this backdrop, investor anxiety has been acute and equity markets have struggled. The S&P 500 Index of U.S.

stocks was down in March, marking the fifth consecutive month of negative returns. International markets outperformed the U.S. for much of 2007, but that trend changed in more recent months as investors grew increasingly reluctant to take on the risks of foreign investing.

In fixed income markets, an ongoing investor flight to quality continued to drive Treasury yields lower and their prices higher. The yield on 10-year Treasury issues, which touched 5.30% in June 2007 (its highest level in five years), fell to

4.04% by year-end and to 3.45% by March 31. Investors largely shunned bonds associated with the housing and credit markets, and the riskier high yield sector landed in negative territory year-to-date. Meanwhile, the municipal bond market has struggled with concerns around the creditworthiness of monoline bond insurers and the failure of auctions for auction rate securities, driving yields higher and prices lower across the curve. At period-end, municipal bonds were trading at higher yields than their Treasury counterparts, a very unusual occurrence by historical standards.

Overall, the major benchmark indexes posted mixed results for the current reporting period, generally reflecting height-

ened investor risk aversion:

Total Returns as of March 31, 2008	6-month	12-month

U.S. equities (S&P 500 Index)	–12.46%	– 5.08%

Small cap U.S. equities (Russell 2000 Index)	–14.02	–13.00

International equities (MSCI Europe, Australasia, Far East Index)	–10.50	– 2.70

Fixed income (Lehman Brothers U.S. Aggregate Index)	+ 5.23	+ 7.67

Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)	+ 0.75	+ 1.90

High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Capped Index)	– 4.01	– 3.47

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

As you navigate today’s volatile markets, we encourage you to review your investment goals with your financial professional and to make portfolio changes, as needed. For more up-to-date commentary on the economy and financial markets,

we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.

THIS PAGE NOT PART OF YOUR FUND REPORT

3

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, distri-
bution fees including 12b-1 fees, and other Fund expenses. The expense example below (which is based on a hypothetical investment of $1,000 invested on October 1, 2007 and held through March 31, 2008) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this
Fund and other funds, compare the 5% hypothetical example with the 5%
hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’
ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the second table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Example

		Actual			Hypothetical**

	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid
	October 1, 2007	March 31, 2008	During the Period*	October 1, 2007	March 31, 2008	During the Period*

Class 1	$1,000	$1,008.90	$7.67	$1,000	$1,017.67	$7.70
Class 2	$1,000	$1,011.80	$4.83	$1,000	$1,020.50	$4.85
Class 3	$1,000	$1,013.60	$3.00	$1,000	$1,022.32	$3.02
Class 4	$1,000	$1,013.60	$3.00	$1,000	$1,022.32	$3.02

* For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.51% for Class 1, 0.95%, for Class 2, 0.59% for Class 3 and 0.59% for Class
4), multiplied by the average account value over the period, multiplied by 185/366 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table example reflects the expenses of both the feeder fund and the master fund in which it invests.
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.

Current Seven-Day Yields

As of March 31, 2008

Class 1	0.34%
Class 2	0.95
Class 3	1.31
Class 4	1.31

4 WCMA TREASURY FUND

MARCH 31, 2008

Statement of Assets and Liabilities

March 31, 2008	WCMA Treasury Fund

Assets

Investments at value — Master Treasury LLC (the “Master LLC”),
(cost — $1,050,952,866)	$1,050,952,866
Prepaid expenses and other assets	41,166

Total assets	1,050,994,032

Liabilities

Administration fees payable	$ 211,912
Distribution fees payable	102,753
Other affiliates payable	2,307
Other accrued expenses payable	35,840

Total liabilities	352,812

Net Assets

Net Assets	$1,050,641,220

Net Assets Consist of

Class 1 Shares of beneficial interest, $0.10 par value, unlimited
number of shares authorized	$ 3,356,002
Class 2 Shares of beneficial interest, $0.10 par value, unlimited
number of shares authorized	14,190,661
Class 3 Shares of beneficial interest, $0.10 par value, unlimited
number of shares authorized	37,570,593
Class 4 Shares of beneficial interest, $0.10 par value, unlimited
number of shares authorized	49,941,045
Paid-in capital in excess of par	945,524,706
Accumulated net realized gain allocated from the
Master LLC	58,213

Net Assets	$1,050,641,220

Net Assets Consist of

Class 1 — Based on net assets of $33,561,052 and
33,560,017 shares of beneficial interest outstanding	$ 1.00

Class 2 — Based on net assets of $141,915,680 and
141,906,608 shares of beneficial interest outstanding	$ 1.00

Class 3 — Based on net assets of $375,726,841 and
375,705,934 shares of beneficial interest outstanding	$ 1.00

Class 4 — Based on net assets of $499,437,647 and
499,410,449 shares of beneficial interest outstanding	$ 1.00

See Notes to Financial Statements.

Statement of Operations

Year Ended March 31, 2008	WCMA Treasury Fund

Investment Income

Interest from affiliates	$ 36,143
Net investment income allocated from the Master LLC:
Interest	24,096,774
Expenses	(1,334,679)

Total income	22,798,238

Expenses

Administration	1,588,533
Service and distribution — Class 1	157,894
Service and distribution — Class 2	762,997
Service and distribution — Class 3	884,000
Service and distribution — Class 4	980,880
Registration	332,854
Printing	29,996
Professional	25,071
Transfer agent — Class 1	6,285
Transfer agent — Class 2	9,801
Transfer agent — Class 3	6,563
Transfer agent — Class 4	5,878
Miscellaneous	8,145

Total expenses	4,798,897
Waiver of expenses	(1,663,505)

Total expenses after waiver	3,135,392

Net investment income	19,662,846

Realized and Unrealized Gain Allocated from the Master LLC

Net realized gain on investments	55,011
Net change in unrealized appreciation/depreciation
on investments	51,414

Total net realized and unrealized gain	106,425

Net Increase in Net Assets Resulting from Operations	$ 19,769,271

WCMA TREASURY FUND

MARCH 31, 2008

5

Statements of Changes in Net Assets	WCMA Treasury Fund

	Year Ended
	March 31,

Increase (Decrease) in Net Assets:	2008	2007

Operations

Net investment income	$ 19,662,846	$ 16,180,795
Net realized gain	55,011	7,343
Net change in unrealized appreciation/depreciation	51,414	111,346

Net increase in net assets resulting from operations	19,769,271	16,299,484

Dividends and Distributions to Shareholders from

Net investment income:
Class 1	(372,698)	(559,201)
Class 2	(3,381,360)	(4,268,325)
Class 3	(7,701,692)	(7,457,120)
Class 4	(8,207,096)	(3,896,149)
Net realized gain:
Class 1	—	(166)
Class 2	—	(1,221)
Class 3	—	(1,940)
Class 4	—	(814)

Decrease in net assets resulting from dividends and distributions to shareholders	(19,662,846)	(16,184,936)

Capital Share Transactions

Net increase in net assets derived from beneficial interest transactions	638,946,525	19,841,800

Net Assets

Total increase in net assets	639,052,950	19,956,348
Beginning of year	411,588,270	391,631,922

End of year	$1,050,641,220	$ 411,588,270

See Notes to Financial Statements.

6 WCMA TREASURY FUND

MARCH 31, 2008

Financial Highlights									WCMA Treasury Fund

			Class 1					Class 2

		Year Ended March 31,					Year Ended March 31,

	2008	2007	2006	2005	2004	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Net investment income	0.0251	0.0331	0.0184	0.0025	0.0003	0.0307	0.0385	0.0241	0.0060	0.0007
Net realized and unrealized gain (loss)	0.0006	0.0002	0.0002	(0.0004)	(0.0002)	0.0003	0.0003	0.0001	(0.0004)	—[1]

Net increase from investment operations	0.0257	0.0333	0.0186	0.0021	0.0001	0.0310	0.0388	0.0242	0.0056	0.0007

Dividends and distributions from:
Net investment income	(0.0251)	(0.0331)	(0.0184)	(0.0025)	(0.0003)	(0.0307)	(0.0385)	(0.0241)	(0.0060)	(0.0007)
Net realized gain	—	—[2]	(0.0001)	—[2]	(0.0001)	—	—[2]	(0.0001)	—[2]	(0.0001)

Total dividends and distributions	(0.0251)	(0.0331)	(0.0185)	(0.0025)	(0.0004)	(0.0307)	(0.0385)	(0.0242)	(0.0060)	(0.0008)

Net asset value, end of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Investment Return

Total investment return	2.53%	3.35%	1.87%	0.26%	0.04%	3.10%	3.91%	2.45%	0.61%	0.08%

Ratios to Average Net Assets[3]

Total expenses after waiver	1.53%	1.57%	1.55%	1.32%	0.96%	0.98%	1.04%	0.98%	0.99%	0.92%

Total expenses	1.53%	1.57%	1.55%	1.56%	1.58%	1.21%	1.26%	1.24%	1.24%	1.25%

Net investment income and net
realized gain	2.29%	3.32%	3.82%	0.25%	0.04%	2.98%	3.85%	2.42%	0.59%	0.08%

Supplemental Data

Net assets, end of year (000)	$ 33,561	$ 14,251	$ 17,407	$ 23,145	$ 26,768	$141,916	$ 98,905	$118,142	$123,994	$157,800

[1]	Amount is less than $0.0001 per share.

[2]	Amount is less than $(0.0001) per share.

[3]	Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment income and net realized gain.

See Notes to Financial Statements.

WCMA TREASURY FUND

MARCH 31, 2008

7

Financial Highlights (concluded)									WCMA Treasury Fund

			Class 3					Class 4

		Year Ended March 31,					Year Ended March 31,

	2008	2007	2006	2005	2004	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Net investment income	0.0343	0.0421	0.0277	0.0094	0.0035	0.0343	0.0421	0.0277	0.0094	0.0035
Net realized and unrealized gain (loss)	0.0002	0.0003	0.0001	(0.0004)	—[1]	0.0001	0.0002	0.0001	(0.0003)	—[1]

Net increase from investment operations	0.0345	0.0424	0.0278	0.0090	0.0035	0.0344	0.0423	0.0278	0.0091	0.0035

Dividends and distributions from:
Net investment income	(0.0343)	(0.0421)	(0.0277)	(0.0094)	(0.0035)	(0.0343)	(0.0421)	(0.0277)	(0.0094)	(0.0035)
Net realized gain	—	—[2]	(0.0001)	—[2]	(0.0001)	—	—[2]	(0.0001)	—[2]	(0.0001)

Total dividends and distributions	(0.0343)	(0.0421)	(0.0278)	(0.0094)	(0.0036)	(0.0343)	(0.0421)	(0.0278)	(0.0094)	(0.0036)

Net asset value, end of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Investment Return

Total investment return	3.48%	4.28%	2.81%	0.95%	0.36%	3.48%	4.28%	2.81%	0.95%	0.36%

Ratios to Average Net Assets[3]

Total expenses after waiver	0.62%	0.68%	0.63%	0.65%	0.64%	0.61%	0.68%	0.63%	0.65%	0.65%

Total expenses	0.89%	0.96%	0.94%	0.94%	0.95%	0.89%	0.95%	0.93%	0.93%	0.96%

Net investment income and net
realized gain	3.22%	4.23%	2.80%	0.95%	0.36%	3.06%	4.24%	2.86%	0.91%	0.36%

Supplemental Data

Net assets, end of year (000)	$375,727	$171,739	$167,197	$162,092	$168,710	$499,438	$ 126,693	$ 88,886	$ 57,539	$ 88,849

[1]	Amount is less than $0.0001 per share.

[2]	Amount is less than $(0.0001) per share.

[3]	Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment income and net realized gain.

See Notes to Financial Statements.

8 WCMA TREASURY FUND

MARCH 31, 2008

Notes to Financial Statements WCMA Treasury Fund

1. Significant Accounting Policies:

WCMA Treasury Fund (the “Fund”) is registered under the Investment
Company Act of 1940, as amended (the “1940 Act”), as a no load, diversified, open-end management investment company. The Fund seeks to achieve its investment objective by investing all of its assets in Master
Treasury LLC (the “Master LLC”), which has the same investment objec-
tive and strategies as the Fund. Effective June 15, 2007, the Master LLC
was converted from a Delaware statutory trust to a Delaware limited liability company. The value of the Fund’s investment in the Master LLC reflects the Fund’s proportionate interest in the net assets of the Master
LLC. The performance of the Fund is directly affected by the performance of the Master LLC. The financial statements of the Master LLC, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. The
Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The percentage of the Master LLC owned by the Fund at March 31, 2008 was 30.1% . The Fund is divided into four classes, designated Class 1, Class 2, Class 3 and Class 4.
Each Class 1, Class 2, Class 3 and Class 4 share represents interests in the same assets of the Fund and has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears certain expenses related to service and the distri-
bution of such shares and the additional incremental transfer agency costs resulting from the conversion of shares and has exclusive voting with respect to matters relating to such shareholder servicing and distri-
bution expenditures.

The following is a summary of significant accounting policies followed by the Fund:

Valuation of Investments: The Fund records its investments in the
Master LLC at fair value. Valuation of securities held by the Master LLC is discussed in Note 1 of the Master LLC’s Notes to Financial
Statements, which are included elsewhere in this report.

Investment Transactions and Net Investment Income: Investment trans-
actions in the Master LLC are accounted for on a trade date basis. The
Fund records daily its proportionate share of the Master LLC’s income, expenses and realized gains and losses. In addition, the Fund accrues its own income and expenses. Income and realized gains and losses on investments are allocated daily to each class based on its relative net assets.

Dividends and Distributions to Shareholders: Dividends from net invest-
ment income are declared and reinvested daily and paid monthly. Distri-
butions of realized gains, if any, are recorded on the ex-dividend dates.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment com-
panies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Effective September 28, 2007, the Fund implemented Financial
Accounting Standards Board (“FASB”) Interpretation No. 48, “Accounting
for Uncertainty in Income Taxes — an interpretation of FASB Statement
No. 109” (“FIN 48”). FIN 48 prescribes the minimum recognition thresh-
old a tax position must meet in connection with accounting for uncer-
tainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. The administrator has evaluated the application of FIN 48 to the Fund, and has determined that the adoption of FIN 48 did not have a material impact on the Fund’s finan-
cial statements. The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns remains open for the years ended March 31, 2005 through March 31, 2007. The statute of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncements: In September 2006, Statement
of Financial Accounting Standards No. 157, “Fair Value Measurements”
(“FAS 157”), was issued and is effective for fiscal years beginning after
November 15, 2007. FAS 157 defines fair value, establishes a frame-
work for measuring fair value and expands disclosures about fair value measurements. The impact on the Fund’s financial statement disclo-
sures, if any, is currently being assessed.

In addition, in February 2007, Statement of Financial Accounting
Standards No. 159, “The Fair Value Option for Financial Assets and
Financial Liabilities” (“FAS 159”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value.
FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities and the impact on the Fund’s financial statement disclosures, if any, is currently being assessed.

WCMA TREASURY FUND

MARCH 31, 2008

9

Notes to Financial Statements (continued) WCMA Treasury Fund

In March 2008, Statement of Financial Accounting Standards No. 161,
“Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133” (“FAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. The administrator is currently evaluating the implications of FAS 161 and the impact on the Fund’s financial state-
ment disclosures, if any, is currently being assessed.

Other: Expenses directly related to the Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

2. Transactions with Affiliates:

The Fund has entered into an Administration Agreement with BlackRock
Advisors, LLC (the “Administrator”), an indirect, wholly owned subsidiary of BlackRock, Inc., to provide administrative services (other than invest-
ment advice and related portfolio activities). For such services, the Fund pays a monthly fee at an annual rate of 0.25% of the Fund’s average daily net assets. Merrill Lynch & Co., Inc. (“Merrill Lynch”) and The
PNC Financial Services Group, Inc. (“PNC”) are principal owners of
BlackRock, Inc.

The Fund has entered into a Distribution Agreement and a Distribution and Shareholder Servicing Plan (the “Distribution Plan”) with Merrill
Lynch, Pierce, Fenner & Smith Incorporated (“MLPF&S”), a wholly owned subsidiary of Merrill Lynch, and/or affiliates of PNC or Merrill
Lynch (including BlackRock, Inc.)

Pursuant to the Distribution Plan adopted by the Fund in accordance with Rule 12b-1 under the 1940 Act, the Fund pays MLPF&S service fees and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of the Fund as follows:

	Service	Distribution
	Fee	Fee

Class 1	0.25%	0.750%
Class 2	0.25%	0.425%
Class 3	0.25%	0.125%
Class 4	0.25%	0.125%

The ongoing service fee compensates MLPF&S for providing shareholder services to shareholders. The ongoing distribution fee compensates
MLPF&S for providing distribution related services to shareholders. The
Fund has entered into a contractual arrangement with the Administrator and MLPF&S to waive and/or reimburse a portion of the Fund’s fees and expenses to ensure that the net expenses for the Fund’s Class 2
Shares is .35% higher than that of CMA Treasury Fund, and Class 3 and
Class 4 Shares is equal to that of CMA Treasury Fund. The fee/expense waiver or reimbursement includes service and distribution fees. This arrangement has a one-year term and is renewable. For the year ended
March 31, 2008, MLPF&S earned fees of $2,785,771, of which
$1,663,505 was waived.

Financial Data Services, Inc. (“FDS”), a wholly owned subsidiary of
Merrill Lynch and an affiliate of the Administrator, serves as transfer agent. Interest is earned by the Fund from FDS based on the difference, if any, between estimated and actual daily beneficial share activity, which results in uninvested net proceeds from sales of Fund shares.

Certain officers and/or directors of the Fund are officers and/or directors of BlackRock, Inc. or its affiliates.

10 WCMA TREASURY FUND

MARCH 31, 2008

Notes to Financial Statements (concluded) WCMA Treasury Fund

3. Beneficial Interest Transactions: Transactions in shares of beneficial interest for each class were as follows:

	Year Ended		Year Ended
	March 31, 2008		March 31, 2007

	Shares	Amount	Shares	Amount

Class 1

Shares sold	325,720,232	$ 325,720,232	221,547,247	$ 221,547,247
Shares issued to shareholders in reinvestment of dividends
and distributions	372,698	372,698	559,382	559,382

Total issued	326,092,930	326,092,930	222,106,629	222,106,629
Shares redeemed	(306,790,960)	(306,790,960)	(225,266,482)	(225,266,482)

Net increase (decrease)	19,301,970	$ 19,301,970	(3,159,853)	$ (3,159,853)

Class 2

Shares sold	655,086,353	$ 655,086,353	597,118,547	$ 597,118,547
Shares issued to shareholders in reinvestment of dividends
and distributions	3,381,360	3,381,360	4,269,552	4,269,552

Total issued	658,467,713	658,467,713	601,388,099	601,388,099
Shares redeemed	(615,487,930)	(615,487,930)	(620,662,252)	(620,662,252)

Net increase (decrease)	42,979,783	$ 42,979,783	(19,274,153)	$ (19,274,153)

Class 3

Shares sold	2,051,372,888	$ 2,051,372,888	1,294,371,436	$ 1,294,371,436
Shares issued to shareholders in reinvestment of dividends
and distributions	7,701,692	7,701,692	7,459,060	7,459,060

Total issued	2,059,074,580	2,059,074,580	1,301,830,496	1,301,830,496
Shares redeemed	(1,855,118,228)	(1,855,118,228)	(1,297,342,256)	(1,297,342,256)

Net increase	203,956,352	$ 203,956,352	4,488,240	$ 4,488,240

Class 4

Shares sold	3,141,057,047	$ 3,141,057,047	1,082,482,855	$ 1,082,482,855
Shares issued to shareholders in reinvestment of dividends
and distributions	8,207,096	8,207,096	3,896,963	3,896,963

Total issued	3,149,264,143	3,149,264,143	1,086,379,818	1,086,379,818
Shares redeemed	(2,776,555,723)	(2,776,555,723)	(1,048,592,252)	(1,048,592,252)

Net increase	372,708,420	$ 372,708,420	37,787,566	$ 37,787,566

4. Income Tax Information: The tax character of distributions paid during the fiscal years ended March 31, 2008 and March 31, 2007 was as follows:

	3/31/2008	3/31/2007

Distributions paid from:
Ordinary income	$ 19,662,846	$ 16,184,936

Total taxable distributions	$ 19,662,846	$ 16,184,936

As of March 31, 2008, the components of accumulated earnings on a tax basis were as follows:

Undistributed net ordinary income	$ 58,647

Total undistributed net earnings	58,647
Net unrealized losses	(434)*

Total accumulated net earnings	$ 58,213

* The difference between book-basis and tax-basis net unrealized losses is attribu- table primarily to the tax deferral of losses on wash sales.

WCMA TREASURY FUND

MARCH 31, 2008

11

Report of Independent Registered Public Accounting Firm WCMA Treasury Fund

To the Shareholders and Board of Directors of WCMA
Treasury Fund:

We have audited the accompanying statement of assets and liabilities of WCMA Treasury Fund (the “Fund”) as of March 31, 2008, and the
related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assur-
ance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over finan-
cial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over finan-
cial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
WCMA Treasury Fund as of March 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
May 27, 2008

Important Tax Information (unaudited) The following information is provided with respect to the ordinary income distributions paid by WCMA Treasury Fund for the fiscal year ended March 31, 2008:

Federal Obligation Interest

Months Paid:	April 2007 — March 2008	99.62%*

Interest-Related Dividends for Non-U.S. Residents

Months Paid:	April 2007 — December 2007	99.90%**
	January 2008 — March 2008	99.97%**

* The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the dividends you received is exempt from state income taxes. Additionally, at least 50% of the assets of the
Fund were invested in Federal obligations at the end of each fiscal quarter.

** Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.

12 WCMA TREASURY FUND

MARCH 31, 2008

Portfolio Summary			Master Treasury LLC

Portfolio Composition as a Percent of Net Assets

	3/31/08	3/31/07

U.S. Government Obligations	106%	100%
Liabilities in Excess of Other Assets	(6)	—

Total	100%	100%

Schedule of Investments March 31, 2008		Master Treasury LLC	(Percentages shown are based on Net Assets)

	Interest	Maturity	Par
Issue	Rate(s)	Date	(000)	Value

U.S. Government Obligations — 105.9%
U.S. Treasury Bills*	0.10 — 3.30%	4/03/2008	$370,250	$ 370,188,681
	0.05 — 3.201	4/10/2008	286,326	286,184,120
	2.00 — 3.031	4/17/2008	149,780	149,566,486
	1.305 — 2.345	4/24/2008	320,977	320,594,551
	0.46 — 2.32	5/01/2008	67,582	67,460,904
	1.26 — 2.20	5/08/2008	79,653	79,472,645
	0.50 — 2.271	5/15/2008	375,353	374,778,809
	1.220 — 2.212	5/22/2008	417,264	415,957,999
	2.195	5/29/2008	302,800	301,710,719
	1.85 — 1.855	6/05/2008	280,000	279,048,683
	1.43 — 2.33	6/12/2008	117,472	117,122,513
	0.812 — 3.24	6/19/2008	420,000	418,943,333
	1.025 — 1.211	6/26/2008	66,000	65,818,532
	1.21 — 3.192	7/03/2008	321,333	320,124,658
	2.386	7/24/2008	75,000	74,428,354
	1.47 — 1.481	9/11/2008	50,000	49,663,864

Total Investments (Cost — $3,691,064,851**) — 105.9%				3,691,064,851
Liabilities in Excess of Other Assets — (5.9%)				(204,746,311)

Net Assets — 100.0%				$ 3,486,318,540

*	U.S. Treasury Bills are traded on a discount basis; the interest rates shown are the range of discount rates paid at the time of purchase.

**	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 3,691,066,294

Gross unrealized appreciation	$ —
Gross unrealized depreciation	(1,443)

Net unrealized depreciation	$ (1,443)

See Notes to Financial Statements.

WCMA TREASURY FUND

MARCH 31, 2008

13

Statement of Assets and Liabilities

March 31, 2008	Master Treasury LLC

Assets

Investments at value — unaffiliated
(cost — $3,691,064,851)	$3,691,064,851
Cash	942
Contributions receivable	82,299
Prepaid expenses and other assets	31,723

Total assets	3,691,179,815

Liabilities

Investments purchased payable	204,326,347
Investment advisory fees payable	417,708
Other affiliates payable	15,173
Other accrued expenses payable	102,047

Total liabilities	204,861,275

Net Assets

Net Assets	$3,486,318,540

Net Assets Consist of

Investors’ capital	$3,486,318,540

See Notes to Financial Statements.

Statement of Operations

Year Ended March 31, 2008	Master Treasury LLC

Investment Income

Interest	$ 55,825,937

Expenses

Investment advisory	2,779,861
Accounting services	224,659
Professional	49,421
Custodian	42,754
Directors	32,662
Printing	1,097
Miscellaneous	28,980

Total expenses	3,159,434

Net investment income	52,666,503

Net Realized and Unrealized Gain (Loss)

Net realized gain on investments	130,747
Net change in unrealized appreciation/depreciation
on investments	(186,066)

Total net realized and unrealized loss	(55,319)

Net Increase in Net Assets Resulting from Operations	$ 52,611,184

14 WCMA TREASURY FUND

MARCH 31, 2008

Statements of Changes in Net Assets				Master Treasury LLC
				Year Ended
				March 31,

Increase (Decrease) in Net Assets:				2008	2007

Operations

Net investment income			$ 52,666,503		$ 39,118,232
Net realized gain				130,747	15,471
Net change in unrealized appreciation/depreciation				(186,066)	267,348

Net increase in net assets resulting from operations				52,611,184	39,401,051

Capital Transactions

Proceeds from contributions			12,960,360,648		4,626,183,593
Fair value of withdrawals			(10,401,372,105)		(4,664,402,629)

Net increase (decrease) in net assets derived from capital transactions				2,558,988,543	(38,219,036)

Net Assets

Total increase in net assets				2,611,599,727	1,182,015
Beginning of year				874,718,813	873,536,798

End of year			$ 3,486,318,540		$ 874,718,813

Financial Highlights				Master Treasury LLC
			Year Ended March 31,

	2008	2007	2006	2005	2004

Total Investment Return

Total investment return	3.87%	4.70%	3.22%	1.35%	0.81%

Ratios to Average Net Assets

Total expenses	0.21%	0.26%	0.26%	0.25%	0.23%

Net investment income and net realized gain	3.42%	4.63%	3.14%	1.34%	0.82%

Supplemental Data

Net assets, end of year (000)	$ 3,486,319	$ 874,719	$ 873,537	$ 969,383	$ 1,115,732

See Notes to Financial Statements.

WCMA TREASURY FUND

MARCH 31, 2008

15

Notes to Financial Statements Master Treasury LLC

1. Significant Accounting Policies:

Master Treasury LLC (the “Master LLC”) is registered under the
Investment Company Act of 1940, as amended (the “1940 Act”), and is organized as a Delaware limited liability company. Prior to June 15,
2007, the Master LLC was organized as a Delaware statutory trust
(the “Trust”). The Limited Liability Company Agreement permits the
Directors (and prior to June 15, 2007, the Declaration of Trust permitted the Trustees) to issue non-transferable interests in the Master LLC, subject to certain limitations. Throughout this report, the Trust and the
Master LLC are referred to as the Master LLC and the Board of Trustees is referred to as the Board of Directors (the “Board”). The Master LLC’s
financial statements are prepared in conformity with accounting princi-
ples generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

The following is a summary of significant accounting policies followed by the Master LLC:

Valuation of Investments: The Master LLC securities are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 of the 1940 Act. Under this method, securities are valued at cost when purchased and thereafter, a constant proportionate amortization of any discount or premium is recorded until the maturity of the security. Regular review and monitoring of the valua-
tion is performed in an attempt to avoid dilution or other unfair results to investors.

Investment Transactions and Investment Income: Investment trans-
actions are recorded on the dates the transactions are entered into
(the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income is recog-
nized on the accrual basis. The Master LLC amortizes all premiums and discounts on debt securities.

Income Taxes: The Master LLC is classified as a partnership for federal income tax purposes. As such, each investor in the Master LLC is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Master LLC. Therefore, no federal income tax provision is required. It is intended that the Master
LLC’s assets will be managed so an investor in the Master LLC can satisfy the requirements of Subchapter M of the Internal Revenue Code.

Effective September 28, 2007, the Master LLC implemented Financial
Accounting Standards Board (“FASB”) Interpretation No. 48, “Accounting
for Uncertainty in Income Taxes — an interpretation of FASB Statement
No. 109” (“FIN 48”). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, in-
cluding investment companies, before being measured and recognized in the financial statements. The investment advisor has evaluated the application of FIN 48 to the Master LLC, and has determined that the adoption of FIN 48 did not have a material impact on the Master LLC’s financial statements. The Master LLC files U.S. federal and various state and local tax returns. No income tax returns are currently under exami-
nation. The statute of limitations on the Master LLC’s U.S. federal tax returns remains open for the years ended March 31, 2005 through
March 31, 2007. The statute of limitations on the Master LLC’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncements: In September 2006, Statement of
Financial Accounting Standards No. 157, “Fair Value Measurements”
(“FAS 157”), was issued and is effective for fiscal years beginning after
November 15, 2007. FAS 157 defines fair value, establishes a frame-
work for measuring fair value and expands disclosures about fair value measurements. The impact on the Master LLC’s financial statement disclosures, if any, is currently being assessed.

In addition, in February 2007, Statement of Financial Accounting
Standards No. 159, “The Fair Value Option for Financial Assets and
Financial Liabilities” (“FAS 159”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value.
FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. The impact on the Master LLC’s financial statement disclosures, if any, is currently being assessed.

In March 2008, Statement of Financial Accounting Standards No. 161,
“Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133” (“FAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. The investment advisor is currently evaluating the implications of FAS 161 and the impact on the Master LLC’s financial statement disclosures, if any, is currently being assessed.

Other: Expenses directly related to the Master LLC are charged to the Master LLC. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods.

16 WCMA TREASURY FUND

MARCH 31, 2008

Notes to Financial Statements (concluded) Master Treasury LLC

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The Master LLC entered into an Investment Advisory Agreement with
BlackRock Advisors, LLC (the “Advisor”), an indirect, wholly owned sub-
sidiary of BlackRock, Inc., to provide investment advisory and adminis-
tration services. Merrill Lynch & Co., Inc. and The PNC Financial Services
Group, Inc. are principal owners of BlackRock, Inc.

The Advisor is responsible for the management of the Master LLC’s port-
folio and provides the necessary personnel, facilities and equipment to provide such services to the Master LLC. The Advisor also performs cer-
tain administrative services necessary for the operation of the Master
LLC. For such services, the Master LLC pays the Advisor a monthly fee based upon the average daily value of the Master LLC’s net assets at the following annual rates: 0.25% of the Master LLC’s average daily net assets not exceeding $500 million; 0.175% of the average daily net assets in excess of $500 million, but not exceeding $1 billion; and
0.125% of the average daily net assets in excess of $1 billion.

In addition, the Advisor has entered into a separate sub-advisory agree-
ment with BlackRock Institutional Management Corporation (“BIMC”), an
affiliate of the Advisor, under which the Advisor pays BIMC for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Master LLC to the Advisor. For the year ended March 31,
2008, the Master LLC reimbursed the Advisor $25,517 for certain accounting services, which is included in accounting services expenses in the Statement of Operations.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock, Inc. or its affiliates.

WCMA TREASURY FUND

MARCH 31, 2008

17

Report of Independent Registered Public Accounting Firm Master Treasury LLC

To the Investors and Board of Directors of Master
Treasury LLC:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master Treasury LLC (the
“Master LLC”) (formerly Master Treasury Trust) as of March 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Master LLC’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assur-
ance about whether the financial statements and financial highlights are free of material misstatement. The Master LLC is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master LLC’s internal control over financial reporting. Accordingly, we express no such opinion.

An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by manage-
ment, as well as evaluating the overall financial statement presentation.
Our procedures included confirmation of securities owned as of March
31, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master Treasury LLC as of March 31, 2008, the results of its opera-
tions for the year then ended, and the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the
United States of America.

Deloitte & Touche LLP Princeton, New Jersey May 27, 2008

18 WCMA TREASURY FUND

MARCH 31, 2008

Officers and Directors

Number of
	Position(s)	Length of		BlackRock-
	Held with	Time		Advised Funds
Name, Address	Fund/	Served as		and Portfolios	Public
and Year of Birth	Master LLC	a Director**	Principal Occupation(s) During Past 5 Years	Overseen	Directorships

Non-Interested Directors*

David O. Beim	Director	Since	Professor of Finance and Economics at the Columbia University	35 Funds	None
40 East 52nd Street		2007	Graduate School of Business since 1991; Trustee, Phillips Exeter	81 Portfolios
New York, NY 10022			Academy since 2002; Formerly Chairman, Wave Hill Inc. (public
1940			garden and cultural center) from 1990 to 2006.

Ronald W. Forbes	Director and	Since	Professor Emeritus of Finance, School of Business, State University	35 Funds	None
40 East 52nd Street	Co-Chair of	2002	of New York at Albany since 2000.	81 Portfolios
New York, NY 10022	the Board of
1940	Directors

Dr. Matina Horner	Director	Since	Formerly Executive Vice President of Teachers Insurance and	35 Funds	NSTAR (electric
40 East 52nd Street		2007	Annuity Association and College Retirement Equities Fund	81 Portfolios	and gas utility)
New York, NY 10022			from 1989 to 2003.
1939

Rodney D. Johnson	Director and	Since	President, Fairmount Capital Advisors, Inc. since 1987; Director,	35 Funds	None
40 East 52nd Street	Co-Chair of	2007	Fox Chase Cancer Center since 2002; Member of the Archdiocesan	81 Portfolios
New York, NY 10022	the Board of		Investment Committee of the Archdiocese of Philadelphia since
1941	Directors		2003; Director, the Committee of Seventy (civic) since 2006.

Herbert I. London	Director and	Since	Professor Emeritus, New York University since 2005; John M. Olin	35 Funds	AIMS Worldwide,
40 East 52nd Street	Member of	2007	Professor of Humanities, New York University from 1993 to 2005	81 Portfolios	Inc. (marketing)
New York, NY 10022	the Audit		and Professor thereof from 1980 to 2005; President, Hudson Institute
1940	Committee		(policy research organization) since 1997 and Trustee thereof since
1980; Chairman of the Board of Trustees for Grantham University
since 2006; Director, InnoCentive, Inc. (strategic solutions company)
since 2005; Director of Cerego, LLC (software development and design)
since 2005.

Cynthia A. Montgomery	Director	Since	Professor, Harvard Business School since 1989; Director, Harvard	35 Funds	Newell Rubbermaid,
40 East 52nd Street		2002	Business School Publishing since 2005; Director, McLean Hospital	81 Portfolios	Inc. (manufacturing)
New York, NY 10022			since 2005.
1952

Joseph . Platt, Jr.	Director	Since	Director, The West Penn Allegheny Health System (a not-for-profit	35 Funds	Greenlight Capital
40 East 52nd Street		2007	health system) since 2008; Partner, Amarna Corporation, LLC	81 Portfolios	Re., Ltd (reinsurance
New York, NY 10022			(private investment company) since 2002; Director, WQED		company)
1947			Multimedia (PBS and Multimedia, a not-for-profit company)
since 2002; Director, Jones and Brown (Canadian insurance broker)
since 1998; General Partner, Thorn Partner, LP (private investment)
since 1998.

Robert C. Robb, Jr.	Director	Since	Partner, Lewis, Eckert, Robb and Company (management and	35 Funds	None
40 East 52nd Street		2007	financial consulting firm) since 1981.	81 Portfolios
New York, NY 10022
1945

Toby Rosenblatt	Director	Since	President, Founders Investments Ltd. (private investments) since	35 Funds	A Pharma, Inc.
40 East 52nd Street		2007	1999; Director of Forward Management, LLC since 2007; Director,	81 Portfolios	(specialty
New York, NY 10022			The James Irvine Foundation (philanthropic foundation) since 1997;		pharmaceuticals)
1938			Formerly Trustee, State Street Research Mutual Funds from 1990 to 2005; Formerly, Trustee, Metropolitan Series Funds, Inc. from
2001 to 2005.

WCMA TREASURY FUND

MARCH 31, 2008

19

Officers and Directors (continued)

Number of
	Position(s)	Length of		BlackRock-
	Held with	Time		Advised Funds
Name, Address	Fund/	Served as		and Portfolios	Public
and Year of Birth	Master LLC	a Director**	Principal Occupation(s) During Past 5 Years	Overseen	Directorships

Non-Interested Directors* (concluded)

Kenneth L. Urish	Director and	Since	Managing Partner, Urish Popeck & Co., LLC (certified public	35 Funds	None
40 East 52nd Street	Chair of	2007	accountants and consultants) since 1976; Member of External	81 Portfolios
New York, NY 10022	the Audit		Advisory Board, The Pennsylvania State University Accounting
1951	Committee		Department since 2001; Trustee, The Holy Family Foundation
since 2001; Committee Member/Professional Ethics Committee
of the Pennsylvania Institute of Certified Public Accountants
since 2007; President and Trustee, Pittsburgh Catholic Publishing
Associates since 2003; Formerly Director, Inter-Tel from 2006 to 2007.

Frederick W. Winter	Director and	Since	Professor and Dean Emeritus of the Joseph M. Katz School of	35 Funds	None
40 East 52nd Street	Member of	2007	Business, University of Pittsburgh since 2005 and Dean thereof	81 Portfolios
New York, NY 10022	the Audit		from 1997 to 2005. Director, Alkon Corporation (pneumatics)
1945	Committee		since 1992; Director, Indotronix International (IT services) since
2004; Director, Tippman Sports (recreation) since 2005.

* Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.
** Following the combination of Merrill Lynch Investment Managers, L P(“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the
various legacy MLIM and legacy BlackRock Fund boards were realigned and consolidated into three new Fund boards in 2007. As a result, although the chart shows certain directors as joining the Fund’s/Master LLC’s board in 2007, those directors first became a member of the board of directors of other legacy MLIM or legacy BlackRock Funds as follows: David O. Beim since 1998; Ronald W. Forbes since 1977;
Matina Horner since 2004; Rodney D. Johnson since 1995; Herbert I. London since 1987; Cynthia A. Montgomery since 1994; Joseph . Platt since 1999; Robert C. Robb, Jr. since 1999; Toby Rosenblatt since 2005; Kenneth L. Urish since 1999 and Frederick W. Winter since 1999.

Interested Directors*

Richard S. Davis	Director	Since	Managing Director, BlackRock, Inc. since 2005; Formerly Chief	185 Funds	None
40 East 52nd Street		2007	Executive Officer, State Street Research & Management Company	292 Portfolios
New York, NY 10022			from 2000 to 2005; Formerly Chairman of the Board of Trustees,
1945			State Street Research Mutual Funds from 2000 to 2005; Formerly
Chairman, SSR Realty from 2000 to 2004

Henry Gabbay	Director	Since	Consultant, BlackRock, Inc. since 2007; Formerly Managing Director,	184 Funds	None
40 East 52nd Street		2007	BlackRock, Inc. from 1989 to 2007; Formerly Chief Administrative	291 Portfolios
New York, NY 10022			Officer, BlackRock Advisors, LLC from 1998 to 2007; Formerly President
1947			of BlackRock Funds and BlackRock Bond Allocation Target Shares from
2005 to 2007 and Treasurer of certain closed-end funds in the
BlackRock fund complex from 1989 to 2006.

*	Messrs. Davis and Gabbay are both “interested persons,” as defined in the Investment Company Act of 1940, of the Fund/Master LLC based on their positions with BlackRock, Inc. and its affiliates. Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

20 WCMA TREASURY FUND

MARCH 31, 2008

Officers and Directors (concluded)

Position(s)
Held with
Name, Address	Fund/	Length of
and Year of Birth	Master LLC	Time Served	Principal Occupation(s) During Past 5 Years

Fund Officers*

Donald C. Burke	Fund	Since	Managing Director of BlackRock, Inc. since 2006; Formerly Managing Director of Merrill Lynch Investment
40 East 52nd Street	President	2007	Managers, L ("MLIM") and Fund Asset Management, L ("FAM") in 2006; First Vice President thereof from
New York, NY 10022	and Chief		1997 to 2005; Treasurer thereof from 1999 to 2006 and Vice President thereof from 1990 to 1997.
1960	Executive
Officer

Anne F. Ackerley	Vice	Since	Managing Director of BlackRock, Inc. since 2000 and First Vice President and Chief Operating Officer of Mergers
40 East 52nd Street	President	2007	and Acquisitions Group from 1997 to 2000; First Vice President and Chief Operating Officer of Public Finance
New York, NY 10022			Group thereof from 1995 to 1997; First Vice President of Emerging Markets Fixed Income Research of Merrill
1962			Lynch & Co., Inc. from 1994 to 1995.

Neal J. Andrews	Chief	Since	Managing Director of BlackRock, Inc. since 2006; Formerly Senior Vice President and Line of Business Head of
40 East 52nd Street	Financial	2007	Fund Accounting and Administration at PFPC Inc. from 1992 to 2006.
New York, NY 10022	Officer
1966

Jay M. Fife	Treasurer	Since	Managing Director of BlackRock, Inc. since 2007 and Director in 2006; Formerly Assistant Treasurer of the
40 East 52nd Street		2007	MLIM/FAM advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.
New York, NY 10022
1970

Brian P. Kindelan	Chief	Since	Chief Compliance Officer of the Funds since 2007; Anti-Money Laundering Officer of the Funds since 2007;
40 East 52nd Street	Compliance	2007	Managing Director and Senior Counsel thereof since 2005; Director and Senior Counsel of BlackRock Advisors,
New York, NY 10022	Officer of		Inc. from 2001 to 2004and Vice President and Senior Counsel thereof from 1998 to 2000; Senior Counsel of
1959	the Funds		The PNC Bank Corp. from 1995 to 1998.

Howard Surloff	Secretary	Since	Managing Director of BlackRock, Inc. and General Counsel of U.S. Funds at BlackRock, Inc. since 2006; Formerly
40 East 52nd Street		2007	General Counsel (U.S.) of Goldman Sachs Asset Management, L from 1993 to 2006.
New York, NY 10022
1965

* Officers of the Fund/Master LLC serve at the pleasure of the Board of Directors.

Further information about the Fund’s/Master LLC’s Officers and Directors is available in the Fund’s/Master LLC’s Statement of Additional
Information, which can be obtained without charge by calling (800) 637-3863.

Custodian	Transfer Agent		Accounting Agent	Independent Registered Public	Legal Counsel
State Street Bank and	Financial Data Services, Inc.		State Street Bank and	Accounting Firm	Sidley Austin LLP
Trust Company	Jacksonville, FL 32246		Trust Company	Deloitte & Touche LLP	New York, NY 10019
Boston, MA 02101			Princeton, NJ 08540	Princeton, NJ 08540

WCMA TREASURY FUND

MARCH 31, 2008

21

Additional Information

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securi-
ties and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the
SEC’s website at http://www.sec.gov. and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Informa-
tion on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.The Fund’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospec-
tuses by enrolling in the Fund’s electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

General Information

The Fund will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us other-
wise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and for-
mer fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following infor-
mation is provided to help you understand what personal information
BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-
related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on appli-
cations, forms or other documents; (ii) information about your transac-
tions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

22 WCMA TREASURY FUND

MARCH 31, 2008

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other govern-
ment agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Total return information assumes reinvest-
ment of all distributions. Past performance results shown in this report should not be considered a representation of future perform-
ance. For current month-end performance information, call
(800) 882-0052. The Fund’s current 7-day yield more closely
reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-
free (800) 441-7762; (2) at www.blackrock.com; and (3)
on the Securities and Exchange Commission’s website at
http://www.sec.gov. Information about how the Fund voted
proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended June 30 is available
(1) at www.blackrock.com or by calling (800) 441-7762 and
(2) on the Securities and Exchange Commission’s website at
http://www.sec.gov.

WCMA Treasury Fund

100 Bellevue Parkway

Wilmington, DE 19809

#WCMATR-3/08

Item 2 – Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 – Audit Committee Financial Expert – The registrant's board of directors or trustees, as applicable (the “board of directors”) has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:
Ronald W. Forbes (not reappointed to audit committee, effective November 1, 2007)
Kenneth L. Urish (term began, effective November 1, 2007)
Richard R. West (term ended, effective November 1, 2007)

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 – Principal Accountant Fees and Services

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]

	Current	Previous	Current	Previous	Current	Previous	Current	Previous
	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year
Entity Name	End	End	End	End	End	End	End	End

Master Treasury	$24,300	$28,500	$0	$0	$9,200	$9,200	$0	$0
LLC

WCMA Treasury	$6,800	$6,600	$0	$0	$6,100	$6,100	$749	$0
Fund

1 The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
2 The nature of the services include tax compliance, tax advice and tax planning.
3 The nature of the services include a review of compliance procedures and attestation thereto.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:
The registrant’s audit committee (the “Committee”) has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-
approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant’s affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the
Committee without consideration on a specific case-by-case basis (“general pre-approval”).
The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operation or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 for all of the registrants the
Committee oversees. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.
Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-
approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to one or more of its members the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) Affiliates’ Aggregate Non-Audit Fees:

	Current Fiscal Year	Previous Fiscal Year
Entity Name	End	End

Master Treasury LLC	$287,500	$3,023,700

WCMA Treasury Fund	$288,249	$3,020,600

(h) The registrant’s audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant’s investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Regulation S-X Rule 2-01(c)(7)(ii) – $287,500, 0%

Item 5 – Audit Committee of Listed Registrants – Not Applicable

Item 6 – Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to
Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies – Not Applicable

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and
Governance Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

12(a)(1) – Code of Ethics – See Item 2

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WCMA Treasury Fund and Master Treasury LLC

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
WCMA Treasury Fund and Master Treasury LLC

Date: May 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
WCMA Treasury Fund and Master Treasury LLC

Date: May 22, 2008

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
WCMA Treasury Fund and Master Treasury LLC

Date: May 22, 2008